Segmented Information - Schedule of Information Relating to Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 25, 2017		Mar. 26, 2016
Segment Reporting Information [Line Items]
Sales to external customers	$ 114,378	$ 116,436	[1]	$ 128,651	[1]
Unadjusted gross profit	45,159	47,788		54,443
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Inter-segment sales	10,158	11,909		12,745
Retail Segment [Member]
Segment Reporting Information [Line Items]
Unadjusted gross profit	43,457	46,715		52,840
Retail Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Sales to external customers	110,225	113,644		125,122
Other Segments [Member]
Segment Reporting Information [Line Items]
Unadjusted gross profit	1,702	1,073		1,603
Other Segments [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Inter-segment sales	10,158	11,909		12,745
Other Segments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Sales to external customers	$ 4,153	$ 2,792		$ 3,529

[1]	Retrospectively revised (see note 18)